Supplement to the
Fidelity® Balanced
Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about March 24, 2004, a meeting of the shareholders of Fidelity Balanced Fund will be held to vote on various proposals. Shareholders of record on January 26, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

BAL-04-01 January 26, 2004
1.468108.108

Supplement to the
Fidelity Value
Discovery Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about March 24, 2004, a meeting of the shareholders of Fidelity Value Discovery Fund will be held to vote on various proposals. Shareholders of record on January 26, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FVD-04-01 January 26, 2004
1.795326.100

Supplement to the
Fidelity® Puritan®
Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about March 24, 2004, a meeting of the shareholders of Fidelity Puritan Fund will be held to vote on various proposals. Shareholders of record on January 26, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

PUR-04-01 January 26, 2004
1.463149.108

Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about March 24, 2004, a meeting of the shareholders of Fidelity Low-Priced Stock Fund will be held to vote on various proposals. Shareholders of record on January 26, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

Effective the close of business on December 31, 2003, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 31, 2003 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by December 31, 2003 and 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 31, 2003. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

LPS-04-01 January 26, 2004
1.480654.113